Inventory - Additional Information (Detail) - EUR (€)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Raw materials and consumables	€ 18,374,654		€ 11,820,017	€ 5,716,000
Inventory write downs	€ 66,460	€ 0